UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      December 31, 2011
                                                    -----------------

Check here if Amendment [  ]: Amendment Number:
                                                    -----------------

     This Amendment (Check only one):      [ ]   is a restatement
                                           [ ]   adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:     Chesapeake Partners Management Co., Inc.
Address:  2800 Quarry Lake Drive
          Suite 300
          Baltimore, Maryland 21209

Form 13F File Number:      28-04120
                           ----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Mark D. Lerner
Title:      Vice President
Phone:      410-602-0195

Signature, Place and Date of Signing:

     /s/ Mark D. Lerner             Baltimore, Maryland     February 14, 2012
--------------------------          -------------------     -----------------
        [Signature]                 [City, State]                [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    1
                                               --------------
Form 13F Information Table Entry Total:              85
                                               --------------
Form 13F Information Table Value Total:          $1,529,788
                                               --------------
                                               (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.              Form 13F File Number          Name

1                (to be determined)            C P Management, L.L.C.

                                                  CHESAPEAKE PARTNERS MANAGEMENT CO., INC.
                                                        FORM 13F INFORMATION TABLE
                                                      QUARTER ENDED DECEMBER 31, 2011


-------------------------------------------------------------------------------------------------------------------------------
                                                         VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
-------------------------------------------------------------------------------------------------------------------------------
ACCO BRANDS CORP             COM              00081T108    2,324    240,800 SH       DEFINED      1           240,800
ALPHA NATURAL RESOURCES INC  COM              02076X102      511     25,000 SH       DEFINED      1            25,000
APPLE INC                    COM              037833100   52,442    129,487 SH       DEFINED      1           129,487
ARCELORMITTAL SA LUXEMBOURG  NY REGISTRY SH   03938L104    5,832    320,610 SH       DEFINED      1           320,610
ARCELORMITTAL SA LUXEMBOURG  NY REGISTRY SH   03938L104    9,095    500,000 SH  CALL DEFINED      1           500,000
ATLAS PIPELINE PARTNERS LP   UNIT L P INT     049392103    6,926    186,431 SH       DEFINED      1           186,431
CAPITAL ONE FINL CORP        COM              14040H105   26,148    618,304 SH       DEFINED      1           618,304
CITIGROUP INC                COM NEW          172967424   23,095    877,807 SH       DEFINED      1           877,807
CITIGROUP INC                COM NEW          172967424   32,888  1,250,000 SH  CALL DEFINED      1         1,250,000
CLEAR CHANNEL OUTDOOR HLDGS  CL A             18451C109    5,269    419,855 SH       DEFINED      1           419,855
CLEARWIRE CORP NEW           CL A             18538Q105   20,777 10,709,702 SH       DEFINED      1        10,709,702
COLLECTIVE BRANDS INC        COM              19421W100   14,075    979,500 SH       DEFINED      1           979,500
COMMERCIAL METALS CO         COM              201723103    1,267     91,600 SH       DEFINED      1            91,600
COMPLETE PRODUCTION SERVICES COM              20453E109   23,054    686,959 SH       DEFINED      1           686,959
CONSTELLATION ENERGY GROUP I COM              210371100    3,967    100,000 SH       DEFINED      1           100,000
CORELOGIC INC                COM              21871D103    2,871    222,038 SH       DEFINED      1           222,038
CVR ENERGY INC               COM              12662P108   21,758  1,161,650 SH       DEFINED      1         1,161,650
DIAMOND FOODS INC            COM              252603105    7,598    235,460 SH       DEFINED      1           235,460
DOLLAR THRIFTY AUTOMOTIVE GP COM              256743105   56,367    802,260 SH       DEFINED      1           802,260
EL PASO CORP                 COM              28336L109   35,759  1,345,851 SH       DEFINED      1         1,345,851
EXCO RESOURCES INC           COM              269279402    3,934    376,503 SH       DEFINED      1           376,503
FORD MTR CO DEL              COM PAR $0.01    345370860   11,064  1,028,296 SH       DEFINED      1         1,028,296
FORD MTR CO DEL              COM PAR $0.01    345370860   16,140  1,500,000 SH  CALL DEFINED      1         1,500,000
FORD MTR CO DEL              *W EXP 01/01/201 345370134    2,873  1,196,900 SH       DEFINED      1         1,196,900
GENERAL MTRS CO              COM              37045V100    3,979    196,300 SH       DEFINED      1           196,300
GENERAL MTRS CO              COM              37045V100   20,270  1,000,000 SH  CALL DEFINED      1         1,000,000
GOODRICH CORP                COM              382388106   43,440    351,171 SH       DEFINED      1           351,171
GOODRICH CORP                COM              382388106   68,035    550,000 SH  CALL DEFINED      1           550,000
HERTZ GLOBAL HOLDINGS INC    COM              42805T105   13,618  1,161,966 SH       DEFINED      1         1,161,966
HERTZ GLOBAL HOLDINGS INC    COM              42805T105    8,790    750,000 SH  CALL DEFINED      1           750,000
INTERDIGITAL INC             COM              45867G101    8,060    185,000 SH       DEFINED      1           185,000
INTERPUBLIC GROUP COS INC    COM              460690100    1,142    117,400 SH       DEFINED      1           117,400
ISTA PHARMACEUTICALS INC     COM NEW          45031X204    5,645    800,651 SH       DEFINED      1           800,651
JAKKS PAC INC                COM              47012E106    5,640    399,718 SH       DEFINED      1           399,718
JPMORGAN CHASE & CO          COM              46625H100   48,706  1,464,838 SH       DEFINED      1         1,464,838
JPMORGAN CHASE & CO          COM              46625H100   16,625    500,000 SH  CALL DEFINED      1           500,000
LEAR CORP                    COM NEW          521865204   43,293  1,087,769 SH       DEFINED      1         1,087,769
LYONDELLBASELL INDUSTRIES N  SHS - A -        N53745100   61,250  1,885,200 SH       DEFINED      1         1,885,200
MARATHON PETE CORP           COM              56585A102    6,015    180,695 SH       DEFINED      1           180,695
MARTIN MARIETTA MATLS INC    COM              573284106    3,771     50,000 SH       DEFINED      1            50,000
MASCO CORP                   COM              574599106    2,620    250,000 SH  CALL DEFINED      1           250,000
MGM RESORTS INTERNATIONAL    COM              552953101   21,358  2,047,705 SH       DEFINED      1         2,047,705
MGM RESORTS INTERNATIONAL    COM              552953101    5,215    500,000 SH  CALL DEFINED      1           500,000
MGM RESORTS INTERNATIONAL    NOTE 4.250% 4/1  55303QAE0      481    500,000 PRN                   1                        NONE
MICROSOFT CORP               COM              594918104    4,434    170,800 SH  CALL DEFINED      1           170,800
MOSAIC CO NEW                COM              61945C103   25,796    511,515 SH       DEFINED      1           511,515
MOTOROLA MOBILITY HLDGS INC  COM              620097105   49,394  1,273,042 SH       DEFINED      1         1,273,042
NETLOGIC MICROSYSTEMS INC.   COM              64118B100    9,442    190,485 SH       DEFINED      1           190,485
NYSE EURONEXT                COM              629491101   24,500    938,697 SH       DEFINED      1           938,697
OCCIDENTAL PETE CORP DEL     COM              674599105      937     10,000 SH       DEFINED      1            10,000
OCH ZIFF CAP MGMT GROUP      CL A             67551U105    7,239    860,815 SH       DEFINED      1           860,815
ORACLE CORP                  COM              68389X105    4,463    174,000 SH       DEFINED      1           174,000
ORACLE CORP                  COM              68389X105   12,825    500,000 SH  CALL DEFINED      1           500,000
ORIENT-EXPRESS HOTELS LTD    CL A             G67743107   10,614  1,420,887 SH       DEFINED      1         1,420,887
OWENS CORNING NEW            COM              690742101   22,428    780,928 SH       DEFINED      1           780,928
PENN NATL GAMING INC         COM              707569109   11,233    295,062 SH       DEFINED      1           295,062
PHARMASSET INC               COM              71715N106   38,795    302,610 SH       DEFINED      1           302,610
PHARMERICA CORP              COM              71714F104   11,201    737,862 SH       DEFINED      1           737,862
POTASH CORP SASK INC         COM              73755L107   31,761    769,401 SH       DEFINED      1           769,401
POTASH CORP SASK INC         COM              73755L107    8,256    200,000 SH  CALL DEFINED      1           200,000
PROGRESS ENERGY INC          COM              743263105   10,234    182,687 SH       DEFINED      1           182,687
ROCK-TENN CO                 CL A             772739207   33,613    582,541 SH       DEFINED      1           582,541
ROCK-TENN CO                 CL A             772739207   14,425    250,000 SH  CALL DEFINED      1           250,000
RSC HOLDINGS INC             COM              74972L102   23,023  1,244,500 SH       DEFINED      1         1,244,500
SAKS INC                     COM              79377W108   15,439  1,583,486 SH       DEFINED      1         1,583,486
SANOFI                       RIGHT 12/31/2020 80105N113    1,620  1,350,038 SH       DEFINED      1         1,350,038
SAVIENT PHARMACEUTICALS INC  COM              80517Q100    1,814    813,359 SH       DEFINED      1           813,359
SEASPAN CORP                 SHS              Y75638109      593     43,337 SH       DEFINED      1            43,337
SEMGROUP CORP                CL A             81663A105    1,982     76,052 SH       DEFINED      1            76,052
SONOSITE INC                 COM              83568G104    5,035     93,478 SH       DEFINED      1            93,478
SOTHEBYS                     COM              835898107   11,756    412,050 SH       DEFINED      1           412,050
SPDR GOLD TRUST              GOLD SHS         78463V107   37,998    250,000 SH  CALL DEFINED      1           250,000
TEMPLE INLAND INC            COM              879868107   50,905  1,605,318 SH       DEFINED      1         1,605,318
TENNECO INC                  COM              880349105   25,615    860,144 SH       DEFINED      1           860,144
THERAVANCE INC               COM              88338T104   79,766  3,609,307 SH       DEFINED      1         3,609,307
TRANSATLANTIC HLDGS INC      COM              893521104   29,015    530,157 SH       DEFINED      1           530,157
TRANSOCEAN LTD               REG SHS          H8817H100    5,790    150,824 SH       DEFINED      1           150,824
TRW AUTOMOTIVE HLDGS CORP    COM              87264S106   21,068    646,249 SH       DEFINED      1           646,249
U S G CORP                   COM NEW          903293405    2,148    211,424 SH       DEFINED      1           211,424
U S G CORP                   COM NEW          903293405    2,032    200,000 SH  CALL DEFINED      1           200,000
VALEANT PHARMACEUTICALS INTL COM              91911K102      770     16,492 SH       DEFINED      1            16,492
VIACOM INC NEW               CL B             92553P201   38,935    857,400 SH       DEFINED      1           857,400
VULCAN MATLS CO              COM              929160109   15,232    387,102 SH       DEFINED      1           387,102
WELLPOINT INC                COM              94973V107   16,026    241,905 SH       DEFINED      1           241,905
WYNDHAM WORLDWIDE CORP       COM              98310W108   37,649    995,206 SH       DEFINED      1           995,206